Right-of-use-assets - Summary of Changes in Carrying Amount of Right-of-use Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Balance	€ 50,444	€ 42,825
Depreciation	(10,643)	(12,021)	€ (11,834)
Balance	44,378	50,444	42,825
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	102,499	84,643
Additions	5,214	7,689
Disposals	(10,432)	(1,375)
Adjustments due to remeasurements	22	584
Adjustments due to modifications	275	11,867
Effect of translation adjustments	3,239	(909)
Balance	100,817	102,499	84,643
Accumulated Depreciation and Impairment Loss [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Accumulated depreciation and impairment loss	(52,055)	(41,818)
Depreciation	(10,643)	(12,021)
Disposals	8,402	1,251
Impairment loss	(458)	75
Adjustments due to remeasurements	0	3
Effect of translation adjustments	(1,685)	455
Accumulated depreciation and impairment loss	(56,439)	(52,055)	(41,818)
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	49,906	42,786
Balance	43,666	49,906	42,786
Buildings [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	101,592	83,597
Additions	4,861	7,056
Disposals	(10,329)	(609)
Adjustments due to remeasurements	22	584
Adjustments due to modifications	182	11,867
Effect of translation adjustments	3,228	(903)
Balance	99,556	101,592	83,597
Buildings [member] | Accumulated Depreciation and Impairment Loss [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Accumulated depreciation and impairment loss	(51,686)	(40,811)
Depreciation	(10,372)	(11,887)
Disposals	8,299	485
Impairment loss	(458)	75
Adjustments due to remeasurements	0	3
Effect of translation adjustments	(1,673)	449
Accumulated depreciation and impairment loss	(55,890)	(51,686)	(40,811)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	538	39
Balance	712	538	39
Vehicles [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	907	1,046
Additions	353	633
Disposals	(103)	(766)
Adjustments due to modifications	93
Effect of translation adjustments	11	(6)
Balance	1,261	907	1,046
Vehicles [member] | Accumulated Depreciation and Impairment Loss [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Accumulated depreciation and impairment loss	(369)	(1,007)
Depreciation	(271)	(134)
Disposals	103	766
Effect of translation adjustments	(12)	6
Accumulated depreciation and impairment loss	€ (549)	€ (369)	€ (1,007)